Identified Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Identified Intangible Assets

13 Identified Intangible Assets

Intangible assets, net of accumulated amortization and impairments of $573 million and $755 million as of December 31, 2014 and 2013 respectively were composed of the following:

	December 31, 2014		December 31, 2013
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments

Marketing-related	17	(16)	19	(18)
Customer-related	400	(223)	437	(211)
Technology-based	1,298	(968)	2,104	(1,619)

	1,715	(1,207)	2,560	(1,848)
Software(1)	151	(86)	137	(94)

Identified intangible assets	1,866	(1,293)	2,697	(1,942)

(1)	Software includes $49 million (2013: $31 million) related to assets acquired under non-cancellable software licenses. The financial obligations from these contractor agreements are reflected in accrued and other non-current liabilities. Future payments are $19 million (2015), $16 million (2016) and $14 million (2017).

The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2015	123
2016	118
2017	107
2018	88
2019	26

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 5 years as of December 31, 2014.

The estimated amortization expense for software as of December 31, 2014 for each of the five succeeding years is:

2015	28
2016	21
2017	16
2018	—
2019	—

The expected weighted average remaining lifetime of software is 3 years as of December 31, 2014.